Advanced Payments on Acquisition of Aircraft - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of Detailed Information About Advanced Payments on Acquisition of Aircraft [Line Items]
Advanced payments on acquisition of aircraft accumulated interest capitalised	¥ 1,213
Proceeds from novation of purchase rights	¥ 8,092